Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2013
Stock Incentive Plans
Summary of the assumptions used to value the ESPP awards
The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2013	2012	2011
Dividend yield(1)	0.86%	0.73%	0.69%
Expected volatility(2)	16.94%	22.88%	20.42%
Risk-free interest rate(3)	0.10%	0.10%	0.15%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$10.08	$9.22	$7.21

(1)	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)	The expected life is based on the semi-annual purchase period.

Summary of the restricted stock unit and restricted share award activity
The following table is a summary of the restricted stock unit and restricted share award activity for the year ended December 31, 2013.

Units in thousands	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	2,350	$33.32
Granted	1,715	54.30
Vested	(802)	54.58
Forfeited	(242)	46.17
Nonvested at end of year	3,021	$38.56

Black-Scholes option pricing model, assumptions
The fair value of each stock option is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2013	2012	2011
Dividend yield(1)	1.65%	1.44%	1.43%
Expected volatility(2)	30.96%	32.49%	32.62%
Risk-free interest rate(3)	0.73%	0.84%	1.81%
Expected life (in years)(4)	4.7	4.7	4.7
Weighted-average grant date fair value	$12.50	$11.12	$9.19

(1)	The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)
The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

Summary of the Company's stock option activity
The following table is a summary of the Company’s stock option activity for the year ended December 31, 2013:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	40,929	$36.57	4.34	$482,249,000
Granted	8,556	$54.60	—	—
Exercised	(12,568)	$35.04	—	—
Forfeited	(1,619)	$41.87	—	—
Expired	(560)	$31.18	—	—
Outstanding at December 31, 2013	34,738	$41.40	4.39	$1,047,976,191
Exercisable at December 31, 2013	14,573	$35.21	2.95	$529,832,395
Vested and expected to vest at December 31, 2013	33,601	$41.17	4.34	$1,021,486,782